Vanguard® Short-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.9%)
Alabama (1.4%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	3.100%	9/1/24	150	150
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	625	625
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	50	50
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	185	185
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	140	140
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	275	275
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	180	180
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	60	63
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	525	549
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	120	120
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	370	379
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	105	110
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	195	203
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	445	476
Alabama GO	5.000%	8/1/27	95	99
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	220	231
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,025	1,103
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	275	308
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	130	148
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	405	406
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	160	160
Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	245	259
Jefferson County AL Sewer Revenue	5.000%	10/1/27	100	106
Jefferson County AL Sewer Revenue	5.000%	10/1/28	100	107
Jefferson County AL Sewer Revenue	5.000%	10/1/29	100	109
Jefferson County AL Sewer Revenue	5.000%	10/1/30	240	264
				6,805
Arizona (1.3%)
Arizona COP, ETM	5.000%	10/1/24	175	175
Arizona COP, ETM	5.000%	10/1/25	350	359
Arizona COP, ETM	5.000%	10/1/26	80	84
Arizona COP, ETM	5.000%	10/1/27	250	269
Arizona COP, ETM	5.000%	10/1/28	625	688
Arizona COP, ETM	5.000%	10/1/29	25	28
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	45	47
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/27	35	37
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	105	115
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	130	147
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	60	69
Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	405	432
Arizona Lottery Revenue, ETM	5.000%	7/1/28	15	16
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	665	666
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	70	71
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	1,000	1,002
Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/29	130	130
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/25	115	115
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	110	110
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	200	200
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	30	32
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	170	171
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	65	67
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	150	159
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	150	158
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	50	53
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/25	225	227
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	200	206
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/27	35	37

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/27	185	195
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	105	114
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	115	124
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	90	96
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	100	110
					6,509
Arkansas (0.0%)
	Little Rock AR Water Reclamation System Sewer Revenue, Prere.	3.500%	4/1/25	160	161
California (16.4%)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/25	50	49
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	120	101
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	100	107
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	260	284
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/29	310	319
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	135	151
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	275	282
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	25	28
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	400	398
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	300	285
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	110	117
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/29	205	231
	California Department of Water Resources Water Revenue	5.000%	12/1/24	255	256
	California Department of Water Resources Water Revenue	5.000%	12/1/25	140	141
	California Department of Water Resources Water Revenue	5.000%	12/1/27	170	185
	California Department of Water Resources Water Revenue	5.000%	12/1/28	155	163
	California Department of Water Resources Water Revenue	5.000%	12/1/29	200	210
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	365	367
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	370	372
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	340	342
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	210	211
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	50	56
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	75	78
	California GO	5.000%	9/1/24	170	170
	California GO	5.000%	9/1/24	200	200
	California GO	5.000%	9/1/24	130	130
	California GO	4.000%	10/1/24	900	901
	California GO	5.000%	10/1/24	235	235
	California GO	5.000%	10/1/24	200	200
	California GO	5.000%	10/1/24	170	170
	California GO	5.000%	11/1/24	100	100
	California GO	5.000%	11/1/24	115	115
	California GO	4.000%	12/1/24	270	271
	California GO	5.000%	12/1/24	100	101
	California GO	5.000%	3/1/25	105	106
	California GO	5.000%	4/1/25	85	86
	California GO	5.000%	8/1/25	180	184
	California GO	5.000%	8/1/25	205	209
	California GO	5.000%	8/1/25	275	281
	California GO	5.000%	9/1/25	100	102
	California GO	5.000%	9/1/25	100	102
	California GO	5.000%	9/1/25	25	26
	California GO	5.000%	9/1/25	55	56
	California GO	5.000%	9/1/25	30	31
	California GO	5.000%	9/1/25	525	538
	California GO	4.000%	10/1/25	1,000	1,015
	California GO	5.000%	10/1/25	280	287
	California GO	5.000%	10/1/25	25	26
	California GO	5.000%	10/1/25	250	256
	California GO	5.000%	10/1/25	310	318
	California GO	4.000%	11/1/25	15	15
	California GO	5.000%	11/1/25	115	118
	California GO	5.000%	11/1/25	235	242
	California GO	5.000%	11/1/25	120	123
	California GO	5.000%	11/1/25	300	308
	California GO	3.250%	2/1/26	100	100

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	3/1/26	150	152
	California GO	5.000%	4/1/26	290	301
	California GO	5.000%	4/1/26	50	52
	California GO	5.000%	8/1/26	165	172
	California GO	5.000%	8/1/26	325	332
	California GO	5.000%	8/1/26	205	214
	California GO	5.000%	8/1/26	100	105
[2]	California GO	5.000%	8/1/26	500	522
	California GO	5.000%	9/1/26	150	157
	California GO	5.000%	9/1/26	200	209
	California GO	5.000%	9/1/26	100	105
	California GO	5.000%	9/1/26	200	209
	California GO	5.000%	9/1/26	1,000	1,047
	California GO	4.000%	10/1/26	75	77
	California GO	5.000%	10/1/26	35	37
	California GO	5.000%	10/1/26	415	436
	California GO	5.000%	10/1/26	260	270
	California GO	5.000%	10/1/26	100	105
	California GO	4.000%	11/1/26	245	253
	California GO	5.000%	11/1/26	200	211
	California GO	5.000%	11/1/26	225	237
	California GO	5.000%	12/1/26	1,060	1,118
[3]	California GO	5.000%	2/1/27	180	190
	California GO	5.000%	3/1/27	250	253
	California GO	5.000%	3/1/27	350	354
	California GO	5.000%	4/1/27	370	393
	California GO	3.500%	8/1/27	105	108
	California GO	5.000%	8/1/27	275	288
	California GO	5.000%	8/1/27	250	262
	California GO	5.000%	8/1/27	35	37
[2]	California GO	5.000%	8/1/27	500	535
	California GO	4.000%	9/1/27	1,060	1,105
	California GO	5.000%	9/1/27	1,005	1,054
	California GO	5.000%	9/1/27	250	268
	California GO	5.000%	10/1/27	145	156
	California GO	5.000%	10/1/27	250	268
	California GO	5.000%	10/1/27	160	172
	California GO	4.000%	11/1/27	220	220
	California GO	5.000%	11/1/27	335	360
	California GO	5.000%	11/1/27	160	172
	California GO	5.000%	12/1/27	385	415
	California GO	5.000%	4/1/28	380	412
	California GO	5.000%	8/1/28	750	782
	California GO	5.000%	8/1/28	135	141
	California GO	5.000%	8/1/28	270	289
	California GO	5.000%	8/1/28	40	41
	California GO	5.000%	8/1/28	225	240
	California GO	5.000%	8/1/28	140	153
[2]	California GO	5.000%	8/1/28	670	732
	California GO	4.000%	9/1/28	115	118
	California GO	5.000%	9/1/28	505	528
	California GO	5.000%	9/1/28	155	162
	California GO	5.000%	9/1/28	1,200	1,313
	California GO	5.000%	10/1/28	245	269
	California GO	5.000%	10/1/28	235	258
	California GO	5.000%	10/1/28	120	132
	California GO	4.000%	11/1/28	100	100
	California GO	5.000%	11/1/28	115	123
	California GO	5.000%	11/1/28	115	126
	California GO	5.000%	11/1/28	450	494
	California GO	3.000%	3/1/29	90	90
	California GO	3.000%	3/1/29	215	215
	California GO	5.000%	4/1/29	530	587
	California GO	5.000%	4/1/29	250	277
	California GO	3.000%	8/1/29	5	5
	California GO	5.000%	8/1/29	295	308
	California GO	5.000%	8/1/29	165	176
	California GO	5.000%	8/1/29	250	255
	California GO	5.000%	8/1/29	180	188
	California GO	5.000%	8/1/29	5	5

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/29	70	76
	California GO	5.000%	8/1/29	315	336
	California GO	5.000%	8/1/29	105	112
[2]	California GO	5.000%	8/1/29	740	825
	California GO	5.000%	9/1/29	155	162
	California GO	5.000%	9/1/29	105	110
	California GO	5.000%	9/1/29	135	151
	California GO	5.000%	10/1/29	50	50
	California GO	5.000%	10/1/29	165	184
	California GO	5.000%	10/1/29	310	321
	California GO	5.000%	10/1/29	210	230
	California GO	5.000%	10/1/29	5	6
	California GO	5.000%	10/1/29	200	224
	California GO	5.000%	11/1/29	220	236
	California GO	5.000%	11/1/29	515	576
	California GO	5.000%	3/1/30	350	354
	California GO	5.000%	3/1/30	310	348
	California GO	5.000%	4/1/30	10	11
	California GO	5.000%	4/1/30	320	360
	California GO	5.000%	8/1/30	405	422
	California GO	5.000%	8/1/30	440	468
	California GO	5.000%	8/1/30	395	420
	California GO	5.000%	8/1/30	435	472
[2]	California GO	5.000%	8/1/30	225	254
	California GO	5.000%	9/1/30	125	130
	California GO	5.000%	9/1/30	55	62
	California GO	5.000%	9/1/30	300	339
	California GO	5.000%	10/1/30	100	111
	California GO	5.000%	10/1/30	375	425
	California GO	5.000%	10/1/30	260	294
	California GO	5.000%	11/1/30	120	136
	California GO	5.000%	4/1/31	105	120
	California GO	5.000%	4/1/31	235	257
[2]	California GO	5.000%	8/1/31	635	726
	California GO	5.000%	9/1/31	50	57
	California GO	5.000%	9/1/31	1,000	1,145
	California GO	5.000%	10/1/31	115	127
	California GO	5.000%	11/1/31	225	243
[4]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	410	442
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	685	745
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	115	125
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	4/1/28	100	109
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	170	171
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	35	36
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	60	62
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	150	160
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	30	33
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	45	46
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	145	147
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	300	314
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	95	100
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	460	466
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	335	360
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	145	158
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	195	208
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	200	224
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	125	142
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/24	170	170
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/24	100	101
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/25	100	102
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	120	124
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	100	105
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	110	118
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	100	108
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/28	100	109
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	120	132
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/29	110	123
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	100	113
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/26	10	11
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	15	16

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/25	300	308
	California State University College & University Revenue	5.000%	11/1/25	50	51
	California State University College & University Revenue	5.000%	11/1/26	180	185
	California State University College & University Revenue	3.250%	11/1/28	50	50
	California State University College & University Revenue	5.000%	11/1/28	115	123
	California State University College & University Revenue	5.000%	11/1/29	45	48
	California State University College & University Revenue	5.000%	11/1/30	320	332
	California State University College & University Revenue	5.000%	11/1/31	95	100
	California State University College & University Revenue	5.000%	11/1/31	195	202
	California State University College & University Revenue PUT	0.550%	11/1/26	75	69
	California State University College & University Revenue PUT	3.125%	11/1/26	250	251
	California State University College & University Revenue, Prere.	4.000%	11/1/24	205	205
	California State University College & University Revenue, Prere.	5.000%	11/1/24	5	5
	California State University College & University Revenue, Prere.	5.000%	11/1/24	1,000	1,003
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	1,050	1,066
[1]	Coast Community College District GO	0.000%	8/1/28	245	220
	Coast Community College District GO, Prere.	5.000%	8/15/25	385	394
	Coast Community College District GO, Prere.	4.500%	8/1/27	110	117
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	100	102
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/26	90	92
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	40	41
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	120	122
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	65	66
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	35	35
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	193
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	92
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	130	116
	Glendale Unified School District GO, Prere.	4.000%	9/1/25	45	46
	Los Angeles CA Community College District GO	5.000%	8/1/25	95	97
	Los Angeles CA Community College District GO	5.000%	8/1/25	105	107
	Los Angeles CA Community College District GO	5.000%	8/1/25	200	205
	Los Angeles CA Community College District GO	5.000%	6/1/26	115	120
	Los Angeles CA Community College District GO	5.000%	8/1/26	130	137
	Los Angeles CA Community College District GO	5.000%	8/1/26	100	105
	Los Angeles CA Community College District GO	5.000%	8/1/27	330	356
	Los Angeles CA Community College District GO	5.000%	8/1/28	115	127
	Los Angeles CA Community College District GO	5.000%	8/1/29	100	113
	Los Angeles CA Community College District GO	5.000%	8/1/29	500	565
	Los Angeles CA Community College District GO	5.000%	8/1/30	100	115
	Los Angeles CA Unified School District GO	5.000%	7/1/25	100	102
	Los Angeles CA Unified School District GO	5.000%	7/1/25	465	475
	Los Angeles CA Unified School District GO	5.000%	7/1/25	10	10
	Los Angeles CA Unified School District GO	5.000%	7/1/25	215	220
	Los Angeles CA Unified School District GO	5.000%	7/1/25	260	266
	Los Angeles CA Unified School District GO	5.000%	7/1/26	85	87
	Los Angeles CA Unified School District GO	5.000%	7/1/26	680	713
	Los Angeles CA Unified School District GO	5.000%	7/1/26	160	168
	Los Angeles CA Unified School District GO	5.000%	7/1/27	160	172
	Los Angeles CA Unified School District GO	5.000%	7/1/27	435	467
	Los Angeles CA Unified School District GO	5.000%	7/1/27	180	193
	Los Angeles CA Unified School District GO	5.000%	7/1/28	125	135
	Los Angeles CA Unified School District GO	5.000%	7/1/28	165	181
	Los Angeles CA Unified School District GO	5.000%	7/1/28	40	44
	Los Angeles CA Unified School District GO	5.000%	7/1/28	200	209
	Los Angeles CA Unified School District GO	5.000%	7/1/28	500	550
	Los Angeles CA Unified School District GO	5.000%	7/1/29	200	216
	Los Angeles CA Unified School District GO	5.000%	7/1/29	185	208
	Los Angeles CA Unified School District GO	5.000%	7/1/30	350	376
	Los Angeles CA Unified School District GO	5.000%	7/1/30	165	189
	Los Angeles CA Unified School District GO	3.000%	7/1/31	50	49
	Los Angeles CA Unified School District GO	5.000%	7/1/31	500	580
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	200	204
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	235	246
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	60	66
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	30	34
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/28	85	94
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	15	15
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	70	73
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	145	156
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	45	51

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	230	262
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	150	164
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/29	35	39
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	75	77
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	195	201
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	145	152
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	205	215
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	75	78
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	50	52
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	60	60
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	225	247
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	120	135
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	100	112
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	50	56
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	300	302
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	260	279
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	245	266
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	275	288
	Los Angeles Unified School District GO	2.000%	7/1/29	65	61
	Los Rios Community College District GO	3.000%	8/1/25	160	161
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	165	168
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	465	464
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	190	204
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	200	203
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	135	149
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/29	295	320
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	340	382
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	715	730
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	300	310
	Oxnard Union High School District GO, Prere.	5.000%	8/1/26	10	11
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	125	128
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	100	103
[3]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	210	237
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	195	204
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	200	205
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	5	5
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/24	200	201
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	600	618
	San Diego CA Unified School District GO	5.000%	7/1/25	200	204
	San Diego CA Unified School District GO	5.000%	7/1/26	100	102
[1]	San Diego CA Unified School District GO	5.500%	7/1/26	5	5
[1]	San Diego CA Unified School District GO	5.500%	7/1/27	50	54
	San Diego CA Unified School District GO	5.000%	7/1/28	200	220
[1]	San Diego CA Unified School District GO	5.250%	7/1/28	175	194
	San Diego CA Unified School District GO	4.000%	7/1/29	145	148
	San Diego CA Unified School District GO	5.000%	7/1/29	105	118
	San Diego CA Unified School District GO	4.000%	7/1/31	140	143
	San Diego Community College District GO, Prere.	4.000%	8/1/26	340	350
	San Diego Community College District GO, Prere.	5.000%	8/1/26	70	73
	San Diego Community College District GO, Prere.	5.000%	8/1/26	230	241
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	320	325
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/26	130	131
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	160	167
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	215	226
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	155	162
	San Francisco CA City & County GO	5.000%	6/15/25	105	107
	San Francisco CA City & County GO	5.000%	6/15/27	240	258
	San Francisco CA City & County GO	5.000%	6/15/29	35	39
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	45	46
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	25	26
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/26	10	11
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	70	72
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	100	108
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	140	155
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	105	119
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	10	12
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	100	105

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	240	237
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	50	50
	San Jose Evergreen Community College District GO, Prere.	4.000%	9/1/24	255	255
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	95	97
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	200	205
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	1,135	1,161
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/25	55	56
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/26	5	5
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/27	10	11
	Santa Clara Valley Water District (Water Utility System Important Project) COP	4.000%	6/1/26	55	56
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	30	30
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	180	181
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	50	49
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/30	50	57
	University of California College & University Revenue	5.000%	5/15/25	150	153
	University of California College & University Revenue	5.000%	5/15/26	155	158
	University of California College & University Revenue	5.000%	5/15/26	75	78
	University of California College & University Revenue	5.000%	5/15/26	200	209
	University of California College & University Revenue	5.000%	5/15/26	250	261
	University of California College & University Revenue	5.000%	5/15/27	70	71
	University of California College & University Revenue	5.000%	5/15/27	85	91
	University of California College & University Revenue	5.000%	5/15/28	170	186
	University of California College & University Revenue	3.250%	5/15/29	75	75
	University of California College & University Revenue	5.000%	5/15/29	145	163
	University of California College & University Revenue	5.000%	5/15/29	190	203
	University of California College & University Revenue	5.000%	5/15/29	205	230
	University of California College & University Revenue	5.000%	5/15/30	115	122
	University of California College & University Revenue	5.000%	5/15/31	500	576
	University of California College & University Revenue (Limited Project)	5.000%	5/15/25	50	51
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	230	234
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	75	76
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	130	132
	University of California College & University Revenue (Limited Project)	5.000%	5/15/30	100	101
	University of Cincinnati College & University Revenue	5.000%	5/15/29	310	348
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	100	106
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	400	426
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	75	77
					82,189
Colorado (1.0%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/24	80	80
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/29	320	358
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	25	26
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	240	251
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	460	465
	Colorado COP	5.000%	12/15/31	320	347
	Colorado COP Lease (Appropriation) Revenue	5.000%	12/15/30	75	85
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/25	55	57
	Denver City & County School District No. 1 GO	5.000%	12/1/24	25	25
	Denver City & County School District No. 1 GO	5.000%	12/1/25	65	67
	Denver City & County School District No. 1 GO	4.000%	12/1/26	150	152
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	160	161
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	160	165
	Denver CO City & County GO	5.000%	8/1/28	100	109
	Denver CO City & County GO	5.000%	8/1/29	145	162
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/28	90	99
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	65	65
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	110	94
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	130	106
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,000	1,000
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	100	91
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	65	71
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	135	145
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	150	161
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	100	110
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	175	196
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	150	150
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	100	105
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	115	121

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	25	26
				5,050
Connecticut (2.5%)
Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	35	35
Connecticut GO	5.000%	11/15/24	70	70
Connecticut GO	5.000%	4/15/25	35	36
Connecticut GO	5.000%	5/15/25	50	51
Connecticut GO	5.000%	8/1/25	100	102
Connecticut GO	5.000%	9/15/25	300	308
Connecticut GO	5.000%	1/15/26	150	155
Connecticut GO	5.000%	4/15/26	100	104
Connecticut GO	5.000%	4/15/26	100	104
Connecticut GO	5.000%	5/15/26	185	193
Connecticut GO	5.000%	8/1/26	100	105
Connecticut GO	5.000%	10/15/26	45	47
Connecticut GO	5.000%	11/15/26	125	128
Connecticut GO	4.000%	1/15/27	100	103
Connecticut GO	5.000%	4/15/27	145	154
Connecticut GO	5.000%	5/15/27	45	47
Connecticut GO	5.000%	6/15/27	25	25
Connecticut GO	5.000%	9/15/27	80	86
Connecticut GO	4.000%	1/15/28	110	115
Connecticut GO	4.000%	1/15/28	125	131
Connecticut GO	5.000%	1/15/28	60	65
Connecticut GO	5.000%	4/15/28	270	293
Connecticut GO	5.000%	4/15/28	250	271
Connecticut GO	5.000%	11/15/28	80	88
Connecticut GO	5.000%	11/15/28	265	291
Connecticut GO	4.000%	1/15/29	95	100
Connecticut GO	5.000%	4/15/29	350	388
Connecticut GO	3.250%	11/15/29	65	65
Connecticut GO	5.000%	11/15/29	260	291
Connecticut GO	4.000%	1/15/30	220	234
Connecticut GO	5.000%	4/15/30	150	166
Connecticut GO	5.000%	9/15/30	40	45
Connecticut GO	5.000%	11/15/30	60	68
Connecticut GO	4.000%	1/15/31	65	69
Connecticut GO	5.000%	1/15/31	55	61
Connecticut GO	5.000%	11/15/31	435	501
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	1/1/25	60	60
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	5/1/25	150	152
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/25	390	398
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/25	245	251
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	5/1/26	75	78
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/26	100	104
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/26	100	104
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	8/1/26	85	87
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/26	175	175
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	10/1/26	230	242
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	5/1/27	90	96
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/27	55	59
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/27	100	107
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	8/1/27	145	148
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/27	135	141
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	10/1/27	100	107
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	1/1/28	160	173
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	5/1/28	125	136
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	8/1/28	170	173
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/28	390	407
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/29	155	172
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	8/1/29	20	20
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/29	210	210
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	5/1/30	15	17
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/30	150	170
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/30	120	125
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/30	1,000	1,001
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	75	80
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	145	163
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	400	400

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	1,150	1,149
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	315	306
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/26	10	10
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	400	400
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	40	43
					12,559
Delaware (0.1%)
	Delaware GO	5.000%	1/1/28	167	181
	Delaware GO	5.000%	3/1/29	25	28
	Delaware GO	5.000%	3/1/31	140	160
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	105	119
					488
District of Columbia (1.3%)
	Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/24	340	340
	District of Columbia College & University Revenue	5.000%	4/1/30	30	31
	District of Columbia GO	5.000%	10/15/26	100	105
	District of Columbia GO	5.000%	10/15/27	50	54
	District of Columbia GO	5.000%	6/1/29	370	411
	District of Columbia GO	5.000%	10/15/30	155	171
	District of Columbia GO	5.000%	6/1/31	335	353
	District of Columbia Income Tax Revenue	5.000%	10/1/24	185	185
	District of Columbia Income Tax Revenue	5.000%	10/1/25	180	185
	District of Columbia Income Tax Revenue	5.000%	12/1/25	90	93
	District of Columbia Income Tax Revenue	5.000%	10/1/26	285	299
	District of Columbia Income Tax Revenue	5.000%	12/1/26	95	100
	District of Columbia Income Tax Revenue	5.000%	10/1/27	320	344
	District of Columbia Income Tax Revenue	5.000%	12/1/27	90	97
	District of Columbia Income Tax Revenue	5.000%	10/1/28	65	71
	District of Columbia Income Tax Revenue	5.000%	3/1/29	235	260
	District of Columbia Income Tax Revenue	5.000%	10/1/29	5	6
	District of Columbia Income Tax Revenue	5.000%	12/1/29	210	235
	District of Columbia Income Tax Revenue	5.000%	3/1/30	255	283
	District of Columbia Income Tax Revenue	5.000%	10/1/30	130	147
	District of Columbia Income Tax Revenue	5.000%	3/1/31	225	249
	District of Columbia Income Tax Revenue	5.000%	10/1/31	95	109
	District of Columbia Income Tax Revenue	5.000%	12/1/31	120	138
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/30	65	53
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	500	539
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	10	10
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	50	53
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	215	229
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	1,000	1,062
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/30	130	146
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/31	55	63
					6,421
Florida (2.6%)
	Broward County FL School District COP	5.000%	7/1/26	90	92
	Broward County FL School District COP	5.000%	7/1/27	360	383
	Broward County FL School District COP	5.000%	7/1/28	1,090	1,185
	Broward County FL School District COP	5.000%	7/1/30	100	112
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	115	123
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	270	280
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	625	634
[1]	Duval County Public Schools COP	5.000%	7/1/25	100	102
[1]	Duval County Public Schools COP	5.000%	7/1/26	105	109
[1]	Duval County Public Schools COP	5.000%	7/1/27	170	181
[1]	Duval County Public Schools COP	5.000%	7/1/28	390	422
[1]	Duval County Public Schools COP	5.000%	7/1/29	265	292
[1]	Duval County Public Schools COP	5.000%	7/1/30	1,000	1,115
	Florida Department of Management Services COP	5.000%	11/1/26	270	283
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	50	51
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	120	128
	Florida GO	5.000%	6/1/27	255	272
	Florida GO	5.000%	6/1/29	190	211
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	200	200
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	360	363
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	110	113
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	150	156
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	100	104

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Lottery Revenue	5.000%	7/1/25	50	51
	Florida Lottery Revenue	5.000%	7/1/25	150	153
	Florida Lottery Revenue	5.000%	7/1/27	520	554
	Florida Lottery Revenue	5.000%	7/1/28	70	76
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	130	130
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	170	177
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	60	63
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	205	213
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	35	36
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	25	25
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	125	133
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	15	16
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	30	32
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	25	27
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	125	125
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/24	120	120
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/25	110	113
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	520	533
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	105	112
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/28	180	192
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/29	20	21
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	500	565
	Miami-Dade County School Board COP	5.000%	2/1/26	65	67
	Miami-Dade County School Board COP	5.000%	5/1/26	70	71
	Miami-Dade County School Board COP	5.000%	2/1/27	195	200
	Miami-Dade County School Board COP	5.000%	5/1/27	65	66
	Miami-Dade County School Board COP	5.000%	5/1/28	435	440
	Miami-Dade County School Board COP	4.000%	8/1/28	145	145
	Miami-Dade County School Board COP	5.000%	2/1/29	225	230
	Miami-Dade County School Board COP	4.000%	8/1/29	155	155
	Miami-Dade County School Board COP	5.000%	2/1/31	300	307
	Orange County School Board COP, Prere.	5.000%	8/1/25	215	219
	Orange County School Board COP, Prere.	5.000%	8/1/25	100	102
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	180	159
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	60	60
	Palm Beach County School District COP	5.000%	8/1/27	180	192
	Palm Beach County School District COP	5.000%	8/1/27	10	10
	Palm Beach County School District COP	5.000%	8/1/28	75	82
[5]	Tampa Bay Water Revenue	6.000%	10/1/29	215	250
					13,133
Georgia (1.5%)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	150	153
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	100	113
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/25	125	127
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	45	46
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	35	37
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	245	248
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	10	10
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	95	97
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project), Prere.	4.000%	2/15/25	55	55
	Georgia GO	5.000%	7/1/25	100	102
	Georgia GO	5.000%	7/1/25	50	51
	Georgia GO	5.000%	7/1/25	100	102
	Georgia GO	5.000%	8/1/25	165	169
	Georgia GO	4.000%	1/1/26	100	102
	Georgia GO	5.000%	1/1/26	85	88
	Georgia GO	4.000%	2/1/26	165	165
	Georgia GO	5.000%	2/1/26	105	109
	Georgia GO	5.000%	2/1/26	60	62
	Georgia GO	5.000%	7/1/26	130	136
	Georgia GO	4.000%	1/1/27	100	104
	Georgia GO	5.000%	2/1/27	200	212
	Georgia GO	5.000%	7/1/27	75	80
	Georgia GO	5.000%	7/1/27	15	16
	Georgia GO	5.000%	7/1/27	55	58
	Georgia GO	5.000%	7/1/27	100	107
	Georgia GO	5.000%	8/1/27	145	155
	Georgia GO	4.000%	1/1/28	100	105

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	2/1/28	285	301
	Georgia GO	5.000%	7/1/28	430	470
	Georgia GO	5.000%	7/1/28	110	117
	Georgia GO	5.000%	8/1/28	140	153
	Georgia GO	3.000%	2/1/29	140	140
	Georgia GO	5.000%	2/1/29	250	264
	Georgia GO	4.000%	7/1/29	50	54
	Georgia GO	5.000%	7/1/29	10	11
	Georgia GO	5.000%	7/1/29	10	11
	Georgia GO	5.000%	8/1/29	50	56
	Georgia GO	5.000%	2/1/30	100	105
	Georgia GO	5.000%	7/1/30	270	300
	Georgia GO	5.000%	7/1/30	235	267
[3]	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.000%	1/1/25	15	15
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	75	76
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	250	260
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	270	288
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	105	114
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	120	133
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	65	73
	Gwinnett County School District GO	5.000%	8/1/27	285	305
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	75	76
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	320	357
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	300	334
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	90	102
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (Sandy Springs City Center Project), Prere.	4.000%	5/1/26	410	420
					7,611
Hawaii (0.9%)
	Hawaii GO	5.000%	10/1/24	165	165
	Hawaii GO	5.000%	10/1/25	135	139
	Hawaii GO	5.000%	1/1/26	75	77
	Hawaii GO	4.000%	4/1/26	65	66
	Hawaii GO	5.000%	5/1/26	140	146
	Hawaii GO	5.000%	10/1/26	170	174
	Hawaii GO	5.000%	10/1/26	315	330
	Hawaii GO	5.000%	5/1/27	135	144
	Hawaii GO	5.000%	8/1/27	350	351
	Hawaii GO	5.000%	10/1/27	120	126
	Hawaii GO	5.000%	10/1/27	50	52
	Hawaii GO	5.000%	5/1/28	50	53
	Hawaii GO	5.000%	1/1/29	210	226
	Hawaii GO	5.000%	10/1/29	95	99
	Hawaii GO	5.000%	1/1/30	235	252
	Hawaii GO	5.000%	10/1/30	20	21
	Hawaii GO	5.000%	1/1/31	100	107
	Hawaii GO	4.000%	10/1/31	125	128
	Hawaii GO	5.000%	10/1/31	55	59
	Hawaii GO, Prere.	5.000%	10/1/25	30	31
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	115	119
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/26	225	236
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	150	159
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	120	130
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/29	100	109
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	100	112
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	335	375
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/27	310	329
					4,315
Idaho (0.1%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	230	255
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	60	62
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	15	16
					333
Illinois (7.4%)
	Chicago IL GO	5.000%	1/1/25	500	503
	Chicago IL GO	5.000%	1/1/26	150	153
	Chicago IL GO	5.000%	1/1/27	250	259
	Chicago IL GO	5.000%	1/1/28	155	163
	Chicago IL GO	0.000%	1/1/29	100	86

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.000%	1/1/29	150	160
	Chicago IL GO	5.000%	1/1/30	50	54
[5]	Chicago IL GO, ETM	0.000%	1/1/28	135	122
	Chicago IL GO, Prere.	5.250%	1/1/25	210	211
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	185	211
[7]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	100	103
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	195	196
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	95	96
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	210	211
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	240	241
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	75	79
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	375	377
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	105	108
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	65	71
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,010	1,015
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,300	1,307
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	300	320
	Cook County IL GO	5.000%	11/15/24	50	50
	Cook County IL GO	4.000%	11/15/25	60	61
	Cook County IL GO	5.000%	11/15/25	265	272
	Cook County IL GO	4.000%	11/15/26	85	87
[1]	Cook County IL GO	5.000%	11/15/26	45	47
	Cook County IL GO	4.000%	11/15/27	615	635
	Cook County IL GO	5.000%	11/15/28	65	71
	Cook County IL GO	5.000%	11/15/29	845	935
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/30	325	355
	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	50	50
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	585	663
	Illinois Finance Authority Water Revenue	5.000%	7/1/31	340	356
	Illinois GO	5.000%	12/1/24	250	251
	Illinois GO	5.000%	2/1/25	500	504
	Illinois GO	5.000%	3/1/25	90	91
	Illinois GO	5.000%	3/1/25	740	747
	Illinois GO	5.000%	3/1/25	600	606
	Illinois GO	5.000%	7/1/25	220	224
	Illinois GO	5.000%	11/1/25	220	225
	Illinois GO	5.000%	12/1/25	135	138
	Illinois GO	5.000%	2/1/26	150	150
	Illinois GO	5.000%	2/1/26	190	195
	Illinois GO	5.000%	3/1/26	150	154
	Illinois GO	5.000%	3/1/26	150	154
	Illinois GO	5.000%	5/1/26	500	516
	Illinois GO	5.000%	7/1/26	265	275
	Illinois GO	5.000%	11/1/26	1,000	1,043
	Illinois GO	5.000%	2/1/27	265	278
	Illinois GO	5.000%	3/1/27	245	257
	Illinois GO	5.000%	3/1/27	200	210
	Illinois GO	5.000%	5/1/27	300	300
	Illinois GO	5.000%	6/1/27	155	160
	Illinois GO	5.000%	7/1/27	125	132
	Illinois GO	5.000%	10/1/27	50	53
	Illinois GO	5.000%	11/1/27	1,140	1,211
	Illinois GO	5.000%	2/1/28	1,050	1,100
	Illinois GO	5.000%	3/1/28	350	374
	Illinois GO	5.000%	3/1/28	235	251
	Illinois GO	5.000%	3/1/28	150	160
	Illinois GO	5.000%	5/1/28	100	107
	Illinois GO	5.000%	7/1/28	430	462
	Illinois GO	5.000%	10/1/28	190	205
	Illinois GO	5.000%	11/1/28	335	356
	Illinois GO	5.000%	12/1/28	25	27
	Illinois GO	5.000%	2/1/29	90	94
	Illinois GO	5.000%	3/1/29	250	272
	Illinois GO	5.000%	5/1/29	100	109
	Illinois GO	5.000%	7/1/29	500	546
	Illinois GO	5.000%	10/1/29	100	108
	Illinois GO	5.000%	11/1/29	695	737
[1]	Illinois GO	4.000%	2/1/30	425	434
	Illinois GO	5.250%	2/1/30	100	100

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	3/1/30	355	391
	Illinois GO	5.000%	5/1/30	100	110
	Illinois GO	5.500%	5/1/30	1,000	1,091
	Illinois GO	5.000%	7/1/30	380	420
[1]	Illinois GO	4.000%	2/1/31	145	147
	Illinois GO	5.000%	5/1/31	520	579
	Illinois GO	5.000%	7/1/31	215	240
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	240	242
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	115	117
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	235	239
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	40	41
	Illinois Sales Tax Revenue	5.000%	6/15/30	140	153
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	395	398
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	200	201
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	180	181
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	160	165
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	130	134
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	135	139
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	150	158
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	345	364
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	5	5
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	655	706
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	115	126
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	345	378
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	15	16
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	230	256
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	125	139
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	120	121
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	150	154
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	345	315
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	500	405
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	4.000%	12/15/26	435	446
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	0.000%	6/15/28	460	403
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/29	230	244
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	60	60
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	135	139
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	245	258
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	20	21
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	270	283
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	40	42
	Metropolitan Water Reclamation District of Greater Chicago GO, Prere.	5.000%	12/1/24	1,070	1,075
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/29	215	238
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	10	11
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/30	1,120	1,236
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	160	161
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	240	252
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	355	380
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	335	364
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	415	458
[1]	St Clair County Community Unit School District No. 187 Cahokia GO, ETM	4.000%	1/1/28	25	26
	Will County IL GO, Prere.	5.000%	11/15/25	75	77
					37,350
Indiana (0.3%)
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	285	294
	Indiana Finance Authority Lease Revenue	5.000%	2/1/26	25	26
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	105	110
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	135	142
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	85	93
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	305	339
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	100	101
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	315	328
	Indiana Finance Authority Water Revenue (State Revolving Program)	5.000%	2/1/29	60	64
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/30	50	54
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/27	235	218
					1,769
Iowa (0.1%)
	Iowa Finance Authority Water Revenue	5.000%	8/1/27	60	64
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	165	176

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Iowa Finance Authority Water Revenue	5.000%	8/1/30	150	159
				399
Kansas (0.5%)
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	65	65
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	105	105
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	200	205
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	250	250
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	150	153
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	105	107
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	300	306
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	290	296
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	25	26
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/31	250	287
Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	260	268
Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	270	285
				2,353
Kentucky (0.6%)
Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.000%	9/1/26	100	100
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	515	517
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	260	267
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	325	340
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	260	271
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	205	214
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/27	595	636
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/28	70	76
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/29	60	66
Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	465	474
				2,961
Louisiana (0.4%)
East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	435	439
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	105	106
Louisiana GO	5.000%	8/1/26	25	26
Louisiana GO	5.000%	8/1/27	90	94
Louisiana GO	5.000%	8/1/28	215	224
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	100	105
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	160	168
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	5/15/26	110	114
New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	720	723
				1,999
Maryland (2.7%)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	100	100
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	45	46
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	80	82
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	520	521
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	125	131
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	140	147
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	160	172
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	80	84
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	210	226
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	60	63
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	255	255
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	75	80
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	175	183
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	115	115
Maryland GO	5.000%	8/1/25	445	455
Maryland GO	5.000%	8/1/25	300	307
Maryland GO	5.000%	8/1/25	295	302
Maryland GO	5.000%	3/15/26	110	114
Maryland GO	5.000%	3/15/26	245	254
Maryland GO	5.000%	3/15/26	125	130
Maryland GO	5.000%	6/1/26	85	85
Maryland GO	3.000%	8/1/26	120	121
Maryland GO	5.000%	8/1/26	190	199
Maryland GO	5.000%	8/1/26	55	58
Maryland GO	5.000%	8/1/26	100	105
Maryland GO	5.000%	3/1/27	45	48

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland GO	5.000%	3/15/27	280	297
	Maryland GO	5.000%	3/15/27	160	170
	Maryland GO	5.000%	3/15/27	80	85
	Maryland GO	4.000%	6/1/27	50	50
	Maryland GO	3.000%	8/1/27	125	126
	Maryland GO	5.000%	8/1/27	155	166
	Maryland GO	5.000%	8/1/27	75	80
	Maryland GO	5.000%	8/1/27	30	32
	Maryland GO	5.000%	8/1/27	100	107
	Maryland GO	5.000%	3/15/28	125	136
	Maryland GO	4.000%	6/1/28	80	80
	Maryland GO	5.000%	6/1/28	150	164
	Maryland GO	4.000%	8/1/28	25	26
	Maryland GO	5.000%	8/1/28	150	164
	Maryland GO	5.000%	8/1/28	605	663
	Maryland GO	5.000%	8/1/28	225	246
	Maryland GO	5.000%	3/15/29	285	316
	Maryland GO	4.000%	6/1/29	200	200
	Maryland GO	4.000%	8/1/29	120	128
	Maryland GO	5.000%	8/1/29	200	224
	Maryland GO	5.000%	8/1/29	185	202
	Maryland GO	5.000%	8/1/29	500	532
	Maryland GO	5.000%	8/1/29	90	101
	Maryland GO	5.000%	3/15/30	160	173
	Maryland GO	4.000%	8/1/30	110	113
	Maryland GO	5.000%	8/1/30	155	172
	Maryland GO	5.000%	8/1/30	505	573
	Maryland GO	5.000%	8/1/30	155	176
	Maryland GO	5.000%	8/1/30	235	255
	Maryland GO	5.000%	3/15/31	600	660
	Maryland GO	5.000%	3/15/31	150	172
	Maryland GO	5.000%	8/1/31	95	109
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction and Revitalization Program) , Prere.	5.000%	5/1/26	135	140
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/28	135	146
	Montgomery County MD GO	5.000%	11/1/24	130	130
	Montgomery County MD GO	5.000%	10/1/25	135	139
	Montgomery County MD GO	5.000%	10/1/26	360	378
	Montgomery County MD GO, Prere.	5.000%	11/1/24	75	75
	Montgomery County MD GO, Prere.	5.000%	11/1/24	225	226
	Montgomery County MD GO, Prere.	5.000%	11/1/24	335	336
	Montgomery County MD GO, Prere.	5.000%	11/1/24	565	567
	Prince George's County MD GO	5.000%	7/15/26	80	84
	Prince George's County MD GO	5.000%	9/15/26	45	47
	Prince George's County MD GO	5.000%	7/15/27	160	171
	Prince George's County MD GO	5.000%	7/15/28	160	175
	Prince George's County MD GO	5.000%	7/15/31	85	92
					13,787
Massachusetts (2.8%)
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	95	97
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/26	305	305
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	65	65
	Commonwealth of Massachusetts GO	5.000%	10/1/24	175	175
	Commonwealth of Massachusetts GO	5.000%	11/1/24	220	221
[3]	Commonwealth of Massachusetts GO	5.500%	12/1/24	50	50
	Commonwealth of Massachusetts GO	5.000%	1/1/25	125	126
	Commonwealth of Massachusetts GO	5.000%	5/1/25	100	101
	Commonwealth of Massachusetts GO	5.000%	7/1/25	80	82
	Commonwealth of Massachusetts GO	5.000%	7/1/25	405	413
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	305	313
	Commonwealth of Massachusetts GO	3.000%	12/1/25	150	151
	Commonwealth of Massachusetts GO	5.000%	1/1/26	200	207
	Commonwealth of Massachusetts GO	5.000%	3/1/26	50	52
	Commonwealth of Massachusetts GO	5.000%	4/1/26	5	5
	Commonwealth of Massachusetts GO	5.000%	5/1/26	100	104
	Commonwealth of Massachusetts GO	5.000%	7/1/26	130	136
	Commonwealth of Massachusetts GO	5.000%	7/1/26	255	266
	Commonwealth of Massachusetts GO	5.000%	11/1/26	110	116
	Commonwealth of Massachusetts GO	5.000%	12/1/26	220	232

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	1/1/27	70	74
	Commonwealth of Massachusetts GO	5.000%	5/1/27	100	107
	Commonwealth of Massachusetts GO	5.000%	7/1/27	210	225
	Commonwealth of Massachusetts GO	5.000%	7/1/27	145	155
	Commonwealth of Massachusetts GO	5.000%	9/1/27	65	70
	Commonwealth of Massachusetts GO	5.000%	10/1/27	70	75
	Commonwealth of Massachusetts GO	5.000%	11/1/27	150	162
	Commonwealth of Massachusetts GO	5.000%	1/1/28	600	649
	Commonwealth of Massachusetts GO	5.000%	5/1/28	100	109
	Commonwealth of Massachusetts GO	3.000%	7/1/28	50	50
	Commonwealth of Massachusetts GO	3.250%	7/1/28	100	100
	Commonwealth of Massachusetts GO	5.000%	7/1/28	145	159
	Commonwealth of Massachusetts GO	5.000%	7/1/28	300	328
	Commonwealth of Massachusetts GO	5.250%	8/1/28	215	238
	Commonwealth of Massachusetts GO	5.000%	11/1/28	20	22
	Commonwealth of Massachusetts GO	5.000%	1/1/29	55	59
	Commonwealth of Massachusetts GO	5.000%	5/1/29	100	111
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10	10
	Commonwealth of Massachusetts GO	5.000%	7/1/29	390	435
	Commonwealth of Massachusetts GO	5.000%	7/1/29	25	28
	Commonwealth of Massachusetts GO	5.000%	9/1/29	5	6
	Commonwealth of Massachusetts GO	5.000%	11/1/29	10	11
	Commonwealth of Massachusetts GO	5.000%	1/1/30	115	123
	Commonwealth of Massachusetts GO	5.000%	1/1/30	25	27
	Commonwealth of Massachusetts GO	5.000%	7/1/30	30	30
[3]	Commonwealth of Massachusetts GO	5.500%	8/1/30	695	794
	Commonwealth of Massachusetts GO	5.000%	9/1/30	130	148
	Commonwealth of Massachusetts GO	5.000%	9/1/30	75	83
	Commonwealth of Massachusetts GO	5.000%	11/1/30	220	251
	Commonwealth of Massachusetts GO	5.000%	11/1/30	200	228
	Commonwealth of Massachusetts GO	5.000%	3/1/31	165	188
	Commonwealth of Massachusetts GO	5.000%	9/1/31	255	293
	Commonwealth of Massachusetts GO	5.000%	10/1/31	50	58
	Commonwealth of Massachusetts GO	5.000%	11/1/31	55	58
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	101
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	285	303
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	65	74
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/26	215	221
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	250	255
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	135	141
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	95	102
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	15	16
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	55	48
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	80	89
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/29	20	23
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	105	120
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	250	288
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/25	275	280
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/27	55	57
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	150	162
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	110	113
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	940	941
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	115	118
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/25	25	26
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	230	238
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	55	58
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	90	95
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/30	50	55
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	110	113
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/26	250	262
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	275	289
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	40	43
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	25	28
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	165	172
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	5	5
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	400	419
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	75	79
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	40	40

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	25	25
					14,080
Michigan (1.0%)
[1,8]	Detroit City School District GO	6.000%	5/1/29	280	301
[1,8]	Detroit City School District GO	5.250%	5/1/30	200	227
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	40	42
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	35	36
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	295	298
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	600	621
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	420	445
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	70	73
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	195	204
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	150	157
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	135	141
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/31	100	104
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/27	110	112
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	85	87
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	100	109
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	100	102
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	140	143
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	30	31
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	95	102
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/28	50	55
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	350	392
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/29	175	196
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/30	320	363
	University of Michigan College & University Revenue	5.000%	4/1/26	70	73
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	385	399
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	175	181
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	25	27
					5,021
Minnesota (1.0%)
	Metropolitan Council GAN GO	5.000%	12/1/25	170	175
	Metropolitan Council GAN GO	5.000%	12/1/26	240	253
	Metropolitan Council GAN GO	5.000%	12/1/27	100	108
	Metropolitan Council GAN GO	5.000%	12/1/28	260	286
	Metropolitan Council GAN GO	5.000%	12/1/29	180	202
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	100	101
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	100	105
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	40	42
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	590	619
	Minnesota Appropriations Revenue	5.000%	3/1/27	40	42
	Minnesota GO	5.000%	10/1/24	1,000	1,002
	Minnesota GO	5.000%	8/1/25	440	450
	Minnesota GO	5.000%	8/1/25	75	77
	Minnesota GO	5.000%	8/1/26	275	288
	Minnesota GO	5.000%	9/1/26	130	136
	Minnesota GO	5.000%	10/1/26	55	58
	Minnesota GO	5.000%	8/1/27	120	122
	Minnesota GO	5.000%	9/1/27	145	156
	Minnesota GO	5.000%	10/1/27	120	129
	Minnesota GO	5.000%	8/1/28	25	27
	Minnesota GO	5.000%	9/1/29	10	11
	Minnesota GO	5.000%	8/1/30	170	193
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/26	10	10
	Minnesota State General Fund Appropriations Revenue	5.000%	3/1/28	260	282
					4,874
Mississippi (0.2%)
	Mississippi GO	5.000%	10/1/26	5	5
	Mississippi GO	5.000%	10/1/27	485	521
	Mississippi GO	5.000%	10/1/29	55	58
	Mississippi GO, Prere.	5.000%	10/1/27	345	371
	Mississippi GO, Prere.	5.000%	10/1/27	20	21
	Mississippi GO, Prere.	5.000%	10/1/27	25	27
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	60	65
					1,068

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri (0.3%)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	120	127
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Projects)	5.000%	5/1/26	200	208
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	40	40
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	250	251
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	170	177
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/28	270	284
	Springfield MO Public Utility Multiple Utility Revenue	3.375%	8/1/30	110	110
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	100	110
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	205	233
					1,540
Nebraska (0.2%)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	465	501
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	195	214
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/31	150	164
					879
Nevada (1.0%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	45	46
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	115	120
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,270	1,406
	Clark County NV GO	5.000%	11/1/26	215	226
	Clark County NV GO	5.000%	11/1/27	20	21
	Clark County NV GO	5.000%	11/1/28	100	105
	Clark County NV GO	4.000%	11/1/31	145	147
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	140	146
	Clark County School District GO	5.000%	6/15/25	95	97
	Clark County School District GO	5.000%	6/15/25	355	361
	Clark County School District GO	5.000%	6/15/26	350	360
	Clark County School District GO	5.000%	6/15/26	230	239
	Clark County School District GO	5.000%	6/15/27	290	298
	Las Vegas Valley Water District GO	5.000%	12/1/25	95	97
	Nevada GO	5.000%	5/1/25	215	218
	Nevada GO	5.000%	4/1/26	40	40
	Nevada GO	5.000%	4/1/27	15	15
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	200	201
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	155	160
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	200	208
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	240	249
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	235	244
					5,004
New Jersey (6.5%)
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	350	370
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	150	136
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	500	500
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	500	501
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	175	178
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	240	242
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	50	50
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	750	762
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	75	79
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	345	373
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	145	147
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	500	526
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	10	10
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	100	102
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	20	20
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,050	1,072
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	140	143
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,040	1,062
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	140	147
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	50	53
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	70	74
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	325	329
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	150	155
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	1,100	1,144
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	1,110	1,197
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	255	267
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	185	192
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/27	630	655

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	25	27
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	275	292
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	15	16
	New Jersey GO	5.000%	6/1/25	1,310	1,333
	New Jersey GO	5.000%	6/1/26	545	568
	New Jersey GO	5.000%	6/1/27	145	154
	New Jersey GO	5.000%	6/1/28	640	696
	New Jersey GO	5.000%	6/1/29	220	244
	New Jersey GO	4.000%	6/1/30	1,015	1,086
	New Jersey GO	4.000%	6/1/31	500	537
	New Jersey GO, Prere.	5.000%	6/1/25	100	102
	New Jersey GO, Prere.	5.000%	6/1/25	150	152
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	190	188
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	250	254
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	30	29
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	740	711
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	200	206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	230	237
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	435	405
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	305	284
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	150	158
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	150	158
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,230	1,274
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	200	212
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	270	243
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	100	90
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	205	220
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	365	378
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	530	573
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	100	108
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	365	318
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	260	227
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	445	388
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	25	26
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	110	121
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	205	225
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	285	241
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	900	758
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,250	1,289
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	100	103
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,965	2,190
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	145	162
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	480	535
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	125	101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	70	71
[5]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/25	160	164
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	115	116
[3]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	310	313
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	10	10
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	105	105
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	300	317
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	175	186
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,090	1,125
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	110	118
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	215	231
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	60	64
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	200	219
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	200	223
	New Jersey Turnpike Authority Highway Revenue	3.375%	1/1/31	135	135
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	95	95
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	300	320
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	330	352
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	100	113
					32,382
New Mexico (0.7%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	160	167
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	55	57
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	180	192
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	315	341

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	200	225
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/26	1,110	1,160
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	115	123
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	70	76
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	25	28
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	205	228
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	255	288
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	170	192
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	125	143
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	145	166
					3,386
New York (17.9%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/24	100	100
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/25	100	103
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/26	100	106
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/28	100	111
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/30	200	230
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/25	160	162
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	15	16
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	155	162
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/25	60	58
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	20	21
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	20	22
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/29	175	148
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	50	50
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	340	326
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	425	419
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	420	415
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	220	231
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	565	593
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	110	110
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	520	425
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	85	85
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	315	316
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	455	467
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	140	144
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	350	359
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	85	89
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	620	650
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	405	424
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	270	244
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	100	107
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	75	80
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	70	73
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	150	157
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	220	235
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	920	990
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	415	350
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	670	721
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	270	290
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,160	1,295
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	100	112
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	100	102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	500	563
	Nassau County NY GO	5.000%	10/1/27	5	5
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	40	42
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	55	60
	New York City Municipal Water Finance Authority	5.000%	6/15/31	150	172
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	375	382
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	55	55
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	410	413
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	180	185
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	375	386
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	115	117
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	300	309
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	120	123
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	275	290
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	120	131
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	565	595

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	90	92
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	315	352
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	10	11
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	210	225
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	65	66
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	225	255
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	105	119
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	100	110
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	35	40
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	80	81
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	115	121
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	70	71
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	165	168
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	20	20
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	55	56
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	70	73
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	115	123
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	100	107
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	135	143
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	300	328
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	120	127
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	300	306
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	100	113
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	125	141
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	200	216
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	75	77
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	180	194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	550	552
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	105	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,000	1,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	160	164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	125	128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	100	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	110	116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	370	389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	90	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	80	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	105	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	195
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	235	253
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	55	59
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	1,140	1,143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	120	131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	170	187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	255	281
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	165	182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	195	201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	140	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	145	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	105	118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	350	392
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	335	375
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	255	267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	230	233
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	380	400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	110	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	85	84
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	250	263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	360	407
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	125	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	170	175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	80	81

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	40	41
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	50	57
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	70	80
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/25	135	138
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/25	770	786
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	95	98
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	100	108
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	750	808
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	200	220
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	500	555
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	170	190
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	100	113
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	600	686
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/25	235	240
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	11/1/25	10	10
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/27	5	5
	New York NY GO	5.000%	8/1/25	90	90
	New York NY GO	5.000%	8/1/25	165	169
	New York NY GO	5.000%	8/1/25	200	202
	New York NY GO	5.000%	8/1/25	370	378
	New York NY GO	5.000%	8/1/25	40	41
	New York NY GO	5.000%	8/1/25	560	572
	New York NY GO	5.000%	8/1/25	315	322
	New York NY GO	5.000%	8/1/25	60	61
	New York NY GO	5.000%	8/1/25	190	194
	New York NY GO	5.000%	8/1/25	625	639
	New York NY GO	5.000%	8/1/25	100	102
	New York NY GO	5.000%	8/1/25	300	306
	New York NY GO	5.000%	8/1/25	200	204
	New York NY GO	5.000%	8/1/25	250	255
	New York NY GO	5.000%	8/1/26	15	15
	New York NY GO	5.000%	8/1/26	10	10
	New York NY GO	5.000%	8/1/26	110	115
	New York NY GO	5.000%	8/1/26	175	183
	New York NY GO	5.000%	8/1/26	255	267
	New York NY GO	5.000%	8/1/26	40	42
	New York NY GO	5.000%	8/1/26	200	209
	New York NY GO	5.000%	8/1/26	85	89
	New York NY GO	5.000%	8/1/26	230	241
	New York NY GO	5.000%	8/1/26	100	105
	New York NY GO	5.000%	8/1/26	100	105
	New York NY GO	5.000%	8/1/26	45	47
	New York NY GO	5.000%	8/1/26	300	313
[2]	New York NY GO	5.000%	9/1/26	500	523
	New York NY GO	5.000%	3/1/27	85	85
	New York NY GO	5.000%	3/1/27	45	48
	New York NY GO	5.000%	8/1/27	20	20
	New York NY GO	5.000%	8/1/27	155	161
	New York NY GO	5.000%	8/1/27	300	321
	New York NY GO	5.000%	8/1/27	100	107
	New York NY GO	5.000%	8/1/27	190	200
	New York NY GO	5.000%	8/1/27	160	171
	New York NY GO	5.000%	8/1/27	295	315
	New York NY GO	5.000%	8/1/27	195	208
	New York NY GO	5.000%	8/1/28	150	153
	New York NY GO	5.000%	8/1/28	65	67
	New York NY GO	5.000%	8/1/28	395	416
	New York NY GO	5.000%	8/1/28	285	303
	New York NY GO	5.000%	8/1/28	215	232
	New York NY GO	5.000%	8/1/28	180	196
	New York NY GO	5.000%	8/1/28	120	131
	New York NY GO	5.000%	8/1/28	315	343
	New York NY GO	5.000%	8/1/28	1,000	1,089
[2]	New York NY GO	5.000%	9/1/28	500	545
	New York NY GO	5.000%	8/1/29	165	171
	New York NY GO	5.000%	8/1/29	135	143
	New York NY GO	5.000%	8/1/29	200	222
	New York NY GO	5.000%	8/1/29	135	150
	New York NY GO	5.000%	8/1/29	160	177
	New York NY GO	5.000%	8/1/29	570	631

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/29	145	161
	New York NY GO	5.000%	8/1/29	300	332
	New York NY GO	5.000%	10/1/29	60	67
	New York NY GO	5.000%	4/1/30	100	112
	New York NY GO	5.000%	8/1/30	5	5
	New York NY GO	5.000%	8/1/30	115	119
	New York NY GO	5.000%	8/1/30	150	169
	New York NY GO	5.000%	8/1/30	285	322
	New York NY GO	5.000%	8/1/30	315	355
	New York NY GO	5.000%	8/1/30	100	113
	New York NY GO	5.000%	8/1/30	10	11
	New York NY GO	5.000%	8/1/30	190	214
	New York NY GO	5.000%	8/1/30	160	181
	New York NY GO	5.000%	10/1/30	20	22
	New York NY GO	5.000%	10/1/30	130	147
	New York NY GO	5.250%	10/1/30	35	37
	New York NY GO	5.000%	3/1/31	900	1,023
	New York NY GO	5.000%	8/1/31	95	101
	New York NY GO	5.000%	8/1/31	390	446
	New York NY GO	5.000%	8/1/31	675	754
	New York NY GO	5.000%	8/1/31	140	141
	New York NY GO	5.000%	8/1/31	235	269
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/27	100	108
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	100	110
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	104
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	65	68
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	60	62
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5	5
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	185	201
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	100	109
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	615	667
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	175	185
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	100	101
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	170	172
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	500	554
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	350	388
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	100	111
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	460	485
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	85	87
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	270	273
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	255	286
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	5	6
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	100	112
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	305	334
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	120	135
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/30	215	234
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	65	68
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	130	136
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	425	474
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	195	197
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	80	91
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	240	260
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	95	104
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	365	411
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	545	620
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	100	104
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	285	288
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	330	333
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	160	162
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	250	253
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	50	51
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	300	304
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	75	78
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	120	124
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	80	83
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	90	93
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	165	175
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	285	302
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	15	16

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	100	101
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	500	506
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	250	253
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	500	507
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/25	30	31
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	300	314
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	130	136
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	140	150
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	160	160
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	170	174
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	265	272
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	95	102
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	200	219
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	200	212
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	25	27
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	200	211
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	200	226
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/24	100	100
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/24	100	100
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	160	167
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	100	110
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	195	203
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	200	223
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	180	187
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	100	113
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	100	104
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	165	189
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/30	45	48
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	100	103
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	400	415
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	55	58
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	250	271
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	165	183
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	190	213
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	95	97
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	170	177
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	50	54
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	40	43
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	375	382
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	150	156
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	375	394
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	25	27
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	250	260
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	65	68
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	145	155
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	185	198
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	545	588
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	50	51
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	50	51
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	155	157
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	50	52
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	185	192
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	220	228
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	105	111
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	75	80
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	10	10
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	435	440
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	45	46
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	200	210

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	100	101
New York State Thruway Authority Highway Revenue	5.000%	1/1/26	100	103
New York State Thruway Authority Highway Revenue	5.000%	1/1/27	210	222
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	50	50
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	115	116
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	100	110
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	130	131
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	5	6
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	200	228
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/30	165	185
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	230	261
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/26	105	109
New York State Thruway Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/25	110	111
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	235	244
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	150	153
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	105	109
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	225	233
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	500	519
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	110	117
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/27	205	220
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	35	36
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	375	414
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5	5
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/29	50	56
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	20	20
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	270	303
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	205	215
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	180	202
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	185	209
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	55	62
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/31	215	246
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	225	228
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	630	638
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	35	36
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	9/15/27	210	226
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	70	72
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	540	561
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	25	27
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/30	275	309
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	100	103
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	75	76
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/26	75	77
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	30	30
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	150	154
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	70	74
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	200	205
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	100	110
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	75	77
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	30	30
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/30	150	162
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	100	114
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	160	164
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	30	30
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	570	571
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	250	250
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	290	291
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	10
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/28	35	38
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	175	176
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	300	301
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	285	293
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	100	105
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	250	263
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	315	339
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	75	82
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	205	225
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	200	220
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	300	254
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	225	237
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	145	162

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	50	41
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	5	6
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	125	131
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	170	175
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	755	788
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	555	595
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	200	214
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	80	87
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	440	480
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	175	194
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	215	240
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	520	587
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	100	114
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	240	270
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	50	52
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	375	377
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	435	443
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	280	285
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	85	87
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	190	198
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	50	53
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	100	106
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	580	614
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	650	695
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	107
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	150	163
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	100	109
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	110	121
				89,519
North Carolina (1.4%)
North Carolina (Appropriations) Revenue (Build NC Programs)	5.000%	5/1/27	40	43
North Carolina Appropriations Revenue	5.000%	5/1/25	280	284
North Carolina Appropriations Revenue	5.000%	6/1/25	95	97
North Carolina Appropriations Revenue	5.000%	5/1/26	235	245
North Carolina Appropriations Revenue	5.000%	5/1/27	545	580
North Carolina Appropriations Revenue	5.000%	5/1/28	195	207
North Carolina Appropriations Revenue	5.000%	5/1/29	350	371
North Carolina Appropriations Revenue	5.000%	5/1/30	195	206
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	245	249
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/26	30	31
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/28	245	266
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	115	127
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	120	123
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,145	1,175
North Carolina GO	5.000%	6/1/25	10	10
North Carolina GO	5.000%	6/1/26	225	235
North Carolina GO	5.000%	6/1/27	45	47
North Carolina GO	5.000%	6/1/28	180	187
North Carolina GO	5.000%	6/1/30	130	144
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	130	131
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	375	379
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	10	10
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	330	342
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	555	587
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	175	177
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	115	127
North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	70	77
North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	70	77
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	140	141
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	255	262
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	85	87
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	40	41
Wake County NC GO	5.000%	3/1/25	85	86
				7,151
Ohio (1.6%)
American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	100	103
American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/27	100	106
American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	115	124
American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	100	110

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Cincinnati City School District GO	5.250%	12/1/29	220	247
	Columbus OH GO	5.000%	7/1/25	200	204
	Columbus OH GO	5.000%	4/1/29	85	91
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/25	50	50
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/29	245	254
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	15	16
	Columbus OH Sewerage Sewer Revenue, Prere.	5.000%	12/1/24	295	296
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	265	266
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	45	50
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	20	22
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	75	76
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	70	70
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	130	130
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	30	30
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	30	30
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	545	547
	Ohio GO	5.000%	9/15/24	110	110
	Ohio GO	5.000%	12/15/24	80	80
	Ohio GO	5.000%	5/1/25	55	56
	Ohio GO	5.000%	8/1/25	355	363
	Ohio GO	5.000%	8/1/25	125	128
	Ohio GO	5.000%	9/15/25	295	303
	Ohio GO	5.000%	8/1/26	50	52
	Ohio GO	5.000%	9/15/26	150	158
	Ohio GO	5.000%	8/1/27	225	241
	Ohio GO	5.000%	8/1/28	215	235
	Ohio GO	5.000%	9/15/29	260	291
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	75	75
	Ohio Government Fund/Grant Revenue	5.000%	12/15/26	65	69
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	125	135
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	75	78
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	180	187
	Ohio State University College & University Revenue	5.000%	12/1/29	325	365
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	60	65
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	100	107
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	50	57
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	40	43
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	50	50
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	215	224
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	120	125
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	175	187
	Ohio Water Development Authority Water Revenue	5.000%	6/1/28	115	125
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	670	739
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	505	562
	Upper Arlington City School District GO, Prere.	5.000%	12/1/27	100	108
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	50	51
					8,191
Oklahoma (0.7%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/29	170	168
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	565	582
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/25	210	213
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/26	60	62
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	45	47
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	220	230
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	100	105
	Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/25	640	641
	Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/27	50	50
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/27	125	130
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/28	150	162
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	200	226
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/25	270	272
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/26	320	330
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	5	5
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/30	100	112
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	285	290
					3,625

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon (0.6%)
	Multnomah County OR GO	5.000%	6/15/27	185	198
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	180	183
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	230	234
	Multnomah County School District No. 1 Portland GO	5.000%	6/15/26	105	110
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/25	120	122
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	70	72
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	10	11
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	150	151
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	285	286
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	90	90
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/29	500	560
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/31	165	190
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	100	109
	Oregon State Lottery Revenue	5.000%	4/1/27	10	10
	Oregon State Lottery Revenue	5.000%	4/1/28	95	96
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	360	386
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	305	327
	Washington County OR GO, Prere.	3.000%	7/1/29	20	20
					3,155
Pennsylvania (3.9%)
	Allegheny County PA GO	5.000%	11/1/28	35	37
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	295	295
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	445	445
	Commonwealth of Pennsylvania GO	5.000%	10/1/24	100	100
	Commonwealth of Pennsylvania GO	5.000%	1/1/25	205	206
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	140	141
	Commonwealth of Pennsylvania GO	5.000%	3/1/25	125	126
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	175	177
	Commonwealth of Pennsylvania GO	5.000%	6/15/25	370	371
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	300	306
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	220	225
	Commonwealth of Pennsylvania GO	5.000%	9/1/25	165	169
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	375	385
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	205	210
	Commonwealth of Pennsylvania GO	5.000%	10/1/25	315	323
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	330	341
	Commonwealth of Pennsylvania GO	5.000%	3/1/26	20	21
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	50	51
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	120	125
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	200	210
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	530	556
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	165	173
	Commonwealth of Pennsylvania GO	5.000%	10/1/26	125	131
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	165	174
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	140	148
	Commonwealth of Pennsylvania GO	5.000%	3/1/27	60	64
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	30	30
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	510	545
	Commonwealth of Pennsylvania GO	5.000%	9/1/27	250	268
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	160	167
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	230	242
	Commonwealth of Pennsylvania GO	5.000%	1/15/28	575	607
	Commonwealth of Pennsylvania GO	5.000%	3/1/28	125	135
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	170	172
	Commonwealth of Pennsylvania GO	3.000%	6/15/28	80	80
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	285	311
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	400	438
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	100	102
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,025	1,037
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	500	556
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	205	206
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	625	697
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	525	524
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	200	226
	Commonwealth of Pennsylvania GO	4.000%	9/15/30	45	46
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	285	323
	Commonwealth of Pennsylvania GO	5.000%	5/15/31	85	97
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	160	161

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	200	206
	Delaware Valley Regional Finance Authority Lease Revenue	5.000%	11/1/24	620	622
[3]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	1,325	1,446
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	220	221
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	30	30
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	65	67
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	210	216
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	80	83
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	110	116
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	110	112
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	410	425
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	175	183
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	100	114
	Philadelphia PA GO	5.000%	8/1/25	145	148
	Philadelphia PA GO	5.000%	8/1/26	120	125
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	295	309
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/28	75	66
	School District of Philadelphia GO	5.000%	9/1/24	205	205
	School District of Philadelphia GO	5.000%	9/1/26	715	745
[7]	School District of Philadelphia GO	5.000%	9/1/27	175	182
	School District of Philadelphia GO	5.000%	9/1/29	25	26
[1]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/28	205	224
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	310	339
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	465	475
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	300	330
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	145	145
					19,742
Rhode Island (0.2%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	455	462
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	290	301
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	50	52
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	125	129
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/29	200	214
					1,158
South Carolina (0.3%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/24	100	100
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	120	126
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/29	5	6
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/24	60	60
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/25	50	52
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	50	53
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	135	145
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	240	241
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	100	100
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	85	85
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	415	436
					1,404
Tennessee (0.4%)
	Memphis TN GO	5.000%	4/1/26	30	30
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	90	91
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	85	88
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	115	120
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	310	323
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	25	26
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	225	233
	Metropolitan Government of Nashville & Davidson County TN GO	2.500%	1/1/29	150	145
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/29	30	33
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/29	65	71
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	10	11
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/30	105	108
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/30	15	16
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	230	236
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	600	616
					2,147

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas (9.1%)
	Alamo Community College District GO	5.000%	2/15/25	170	172
	Alamo Community College District GO	5.000%	2/15/26	100	103
	Alamo Community College District GO	5.000%	2/15/27	240	254
	Alamo Community College District GO	5.000%	2/15/29	150	165
	Austin Independent School District GO	5.000%	8/1/25	260	266
	Austin TX GO	2.950%	9/1/27	40	40
[5]	Austin TX Multiple Utility Revenue	5.250%	5/15/25	70	71
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/26	250	250
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	165	181
	Bexar County TX GO, Prere.	5.000%	6/15/26	1,060	1,102
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	575	588
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	195	199
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	115	120
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	165	173
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	135	141
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	95	99
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	100	107
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	100	111
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/30	1,120	1,265
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	120	137
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	200	229
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	50	51
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	395	442
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	2,000	2,006
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	135	146
[9]	Clear Creek Independent School District GO	5.000%	2/15/30	250	252
[9]	Conroe Independent School District GO	5.000%	2/15/29	180	198
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	20	20
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	300	311
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	275	284
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	100	106
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	150	151
[9]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/31	1,000	1,003
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	140	155
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	355	395
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	245	272
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/31	80	92
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	570	573
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	100	103
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	50	51
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	660	679
	Dallas College GO	5.000%	2/15/25	155	157
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	100	107
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	365	375
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	100	103
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	190	200
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	100	109
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	100	111
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	50	56
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	110	124
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	50	57
	Dallas TX GO	5.000%	2/15/25	1,000	1,009
	Dallas TX GO	5.000%	2/15/25	120	121
	Dallas TX GO	5.000%	2/15/26	435	450
	Dallas TX GO	5.000%	2/15/27	150	159
	Dallas TX GO	5.000%	2/15/27	145	153
	Dallas TX GO	5.000%	2/15/28	100	108
	Dallas TX GO	5.000%	2/15/29	710	781
	Dallas TX GO	5.000%	2/15/30	100	112
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	165	165
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	70	72
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	5	5
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	100	102
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	175	179
[9]	Fort Bend Independent School District GO	5.000%	8/15/25	500	511
[9]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	370	348
[9]	Fort Bend Independent School District GO PUT	4.000%	8/1/27	770	791
[9]	Fort Worth Independent School District GO	5.000%	2/15/28	105	106
[9]	Fort Worth Independent School District GO, Prere.	5.000%	2/15/25	10	10

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	250	267
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	30	34
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	135	144
	Harris County TX GO	5.000%	10/1/24	160	160
	Harris County TX GO	5.000%	10/1/25	205	210
	Harris County TX GO	5.000%	10/1/26	130	133
	Harris County TX GO	5.000%	10/1/26	330	346
	Harris County TX GO	5.000%	10/1/27	155	159
	Harris County TX Highway Revenue	5.000%	8/15/25	230	235
	Harris County TX Highway Revenue	5.000%	8/15/30	25	26
	Harris County TX Highway Revenue	5.000%	8/15/31	265	275
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	590	592
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	25	25
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	250	251
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	80	80
[9]	Houston Independent School District GO	5.000%	2/15/25	225	227
[9]	Houston Independent School District GO	5.000%	2/15/26	265	274
[9]	Houston Independent School District GO	5.000%	2/15/26	140	145
[9]	Houston Independent School District GO	5.000%	2/15/27	140	144
[9]	Houston Independent School District GO	5.000%	2/15/28	115	121
[9]	Houston Independent School District GO	5.000%	2/15/28	50	52
[9]	Houston Independent School District GO	5.000%	2/15/30	75	77
[9]	Houston Independent School District GO	5.000%	2/15/31	60	62
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	85	92
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	200	216
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	445	446
	Houston TX GO	5.000%	3/1/25	135	136
	Houston TX GO	5.000%	3/1/25	150	152
	Houston TX GO	5.000%	3/1/26	310	320
	Houston TX GO	5.000%	3/1/26	100	103
	Houston TX GO	5.000%	3/1/27	275	284
	Houston TX GO	5.000%	3/1/27	85	90
	Houston TX GO	5.000%	3/1/28	100	105
	Houston TX GO	5.000%	3/1/28	90	97
	Houston TX GO	5.000%	3/1/29	105	110
	Houston TX GO	5.000%	3/1/29	35	38
	Houston TX GO	5.000%	3/1/30	30	33
[9]	Hutto Independent School District GO PUT	2.000%	8/1/25	250	248
	Lewisville Independent School District GO	5.000%	8/15/25	180	184
	Lewisville Independent School District GO	5.000%	8/15/28	155	158
[9]	Little Elm Independent School District GO PUT	3.700%	8/15/28	260	261
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	105	107
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	170	181
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	205	229
[9]	North East TX Independent School District GO	5.250%	2/1/27	155	164
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	130	130
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	165	166
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	135	136
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	100	103
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	250	263
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	165	174
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	410	422
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	135	139
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	90	96
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	30	30
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	310	317
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	90	92
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	200	205
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	75	77
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	265	297
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	50	51
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	320	289
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	150	131
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	690	583
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	420	342
[9]	Northside Independent School District GO PUT	0.700%	6/1/25	20	20
[9]	Northside Independent School District GO PUT	3.000%	8/1/26	150	150
[9]	Northside Independent School District GO PUT	2.000%	6/1/27	250	241
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	185	197
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/31	220	251

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plano Independent School District GO	5.000%	2/15/25	440	444
[9]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	100	101
[9]	Round Rock Independent School District GO	5.000%	8/1/30	115	126
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	150	151
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	175	177
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	315	326
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	50	52
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	80	83
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	645	695
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	150	156
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	255	265
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	150	150
	San Antonio TX GO	5.000%	2/1/25	250	252
[9]	Spring Branch Independent School District GO	5.000%	2/1/26	100	103
	Texas A&M University College & University Revenue	5.000%	5/15/25	85	86
	Texas A&M University College & University Revenue	5.000%	5/15/26	175	182
	Texas A&M University College & University Revenue	5.000%	5/15/26	500	521
	Texas A&M University College & University Revenue	5.000%	5/15/27	150	160
	Texas A&M University College & University Revenue	5.000%	5/15/28	85	90
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	685	686
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	575	590
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	50	53
	Texas GO	5.000%	10/1/24	465	466
	Texas GO	5.000%	10/1/25	90	90
	Texas GO	5.000%	10/1/26	185	185
	Texas GO	5.000%	10/1/26	180	184
	Texas GO	5.000%	10/1/27	90	90
	Texas GO	5.000%	10/1/27	240	246
	Texas GO	3.200%	10/1/28	200	200
	Texas GO	5.000%	10/1/28	75	77
	Texas GO	5.000%	10/1/29	175	179
	Texas GO	5.000%	10/1/31	110	112
	Texas GO, Prere.	5.000%	10/1/24	375	376
	Texas GO, Prere.	5.000%	10/1/24	580	581
	Texas GO, Prere.	5.000%	10/1/24	385	386
	Texas State University System College & University Revenue	5.000%	3/15/27	155	164
	Texas State University System College & University Revenue	5.000%	3/15/28	85	90
	Texas State University System College & University Revenue	5.000%	3/15/28	500	541
	Texas State University System College & University Revenue	5.000%	3/15/31	100	105
	Texas Transportation Commission GO	5.000%	4/1/26	230	239
	Texas Transportation Commission GO	5.000%	4/1/29	1,000	1,106
	Texas Transportation Commission GO	5.000%	4/1/31	50	57
	Texas Water Development Board Water Revenue	5.000%	4/15/25	175	178
	Texas Water Development Board Water Revenue	5.000%	4/15/29	200	213
	Texas Water Development Board Water Revenue	5.000%	10/15/29	70	72
	Texas Water Development Board Water Revenue	5.000%	4/15/30	50	54
	Texas Water Development Board Water Revenue	5.000%	10/15/30	130	133
	Texas Water Development Board Water Revenue	5.000%	4/15/31	45	49
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/31	385	380
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	150	159
	Williamson County TX GO	4.000%	2/15/26	160	163
	Williamson County TX GO	5.000%	2/15/30	245	275
	Williamson County TX GO	5.000%	2/15/31	180	205
[9]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	435	445
					45,588
Utah (0.9%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	130	142
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	225	251
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	240	271
	Utah GO	5.000%	7/1/25	150	153
	Utah GO	5.000%	7/1/27	200	214
	Utah GO	5.000%	7/1/29	100	110
	Utah GO	5.000%	7/1/30	550	604
	Utah GO	5.000%	7/1/31	265	290
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	340	346
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	100	101
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	965	975
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	110	112
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	210	214

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	70	71
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	100	102
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	20	20
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	315	321
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	55	56
				4,353
Virginia (1.7%)
Fairfax County VA GO	4.000%	10/1/26	365	373
Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	315	328
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	65	70
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	100	103
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	50	52
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	155	160
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	105	106
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	65	67
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/27	155	154
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	240	242
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	275	285
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	80	83
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	100	104
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	55	58
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	100	106
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	225	238
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	285	308
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	125	135
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/29	150	155
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	220	237
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	260	287
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	135	149
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	130	137
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	245	257
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	50	54
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	825	832
Virginia College Building Authority College & University Revenue	5.000%	9/1/27	190	198
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/25	180	182
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/26	70	73
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	190	193
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	200	208
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	465	495
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	210	225
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/30	100	107
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	5.000%	5/15/31	245	280
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	25	25
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	235	241
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	40	42
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	250	262
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	100	106
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	60	64
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	100	102
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	380	398
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	100	107
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	15	15
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	95	97
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	20	21
				8,521
Washington (3.8%)
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/26	205	216
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/27	550	592
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	120	134
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/30	45	51
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	120	138
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	105	108
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	515	529
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	25	26
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	280	288
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	660	678
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	130	134

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	50	43
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	80	82
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	45	47
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	245	250
	Energy Northwest Nuclear Revenue	5.000%	7/1/28	130	135
	Energy Northwest Nuclear Revenue	5.000%	7/1/29	150	159
	Energy Northwest Nuclear Revenue	4.000%	7/1/30	275	294
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	390	446
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	150	153
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/26	100	104
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	175	187
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	210	219
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	210	224
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	230	251
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	95	97
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	510	555
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	145	148
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	305	324
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	140	148
	King County WA GO	4.000%	1/1/26	215	219
	King County WA GO	5.000%	1/1/30	265	297
	King County WA GO	5.000%	1/1/31	55	63
	King County WA Sewer Revenue	4.000%	7/1/30	300	305
	King County WA Sewer Revenue	4.000%	7/1/31	15	15
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	140	141
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	100	101
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	15	15
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	25	25
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	75	75
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	5	6
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	215	217
	University of Washington College & University Revenue PUT	4.000%	8/1/27	100	102
	Washington Appropriations Revenue (Garvee-SR 520 Corridor Project)	5.000%	9/1/24	210	210
	Washington GO	5.000%	7/1/25	320	326
	Washington GO	5.000%	7/1/25	510	520
	Washington GO	5.000%	7/1/25	330	331
	Washington GO	5.000%	7/1/25	200	204
	Washington GO	5.000%	8/1/25	75	77
	Washington GO	4.000%	7/1/26	245	245
	Washington GO	4.000%	7/1/26	535	549
	Washington GO	4.000%	7/1/26	65	67
	Washington GO	5.000%	7/1/26	50	51
	Washington GO	5.000%	7/1/26	150	150
	Washington GO	5.000%	7/1/26	175	176
	Washington GO	5.000%	8/1/26	185	194
	Washington GO	5.000%	8/1/26	110	115
	Washington GO	5.000%	8/1/26	575	601
	Washington GO	4.000%	7/1/27	625	650
	Washington GO	5.000%	7/1/27	305	307
	Washington GO	5.000%	8/1/27	350	374
	Washington GO	4.000%	7/1/28	115	121
	Washington GO	5.000%	7/1/28	55	55
	Washington GO	5.000%	7/1/28	160	165
	Washington GO	5.000%	7/1/28	325	327
	Washington GO	5.000%	8/1/28	60	64
	Washington GO	5.000%	7/1/29	255	257
	Washington GO	5.000%	7/1/29	95	98
	Washington GO	5.000%	7/1/29	250	252
	Washington GO	5.000%	8/1/29	225	234
	Washington GO	5.000%	8/1/29	145	154
	Washington GO	5.000%	8/1/29	1,000	1,115
	Washington GO	5.000%	7/1/30	235	242
	Washington GO	5.000%	7/1/30	305	307
	Washington GO	5.000%	7/1/30	250	283
	Washington GO	5.000%	7/1/30	200	201
	Washington GO	5.000%	8/1/30	15	16
	Washington GO	5.000%	8/1/30	300	318
	Washington GO	5.000%	7/1/31	155	156
	Washington GO	5.000%	7/1/31	140	144
	Washington GO	5.000%	8/1/31	675	715

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	8/1/31	240	249
					18,961
Wisconsin (1.6%)
	Dane County WI GO	2.500%	6/1/27	100	98
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/26	1,275	1,325
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	25	27
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	350	372
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	310	330
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	106
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	106
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	260	295
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	515	592
	Wisconsin GO	5.000%	5/1/25	205	206
	Wisconsin GO	5.000%	5/1/25	260	264
	Wisconsin GO	5.000%	11/1/25	35	36
	Wisconsin GO	5.000%	11/1/25	150	154
	Wisconsin GO	5.000%	5/1/26	145	145
	Wisconsin GO	5.000%	5/1/26	90	94
[2]	Wisconsin GO	5.000%	5/1/26	205	211
	Wisconsin GO	5.000%	11/1/26	455	479
	Wisconsin GO	5.000%	5/1/27	85	91
[2]	Wisconsin GO	5.000%	5/1/27	170	178
	Wisconsin GO	5.000%	11/1/27	175	186
	Wisconsin GO	5.000%	11/1/27	665	707
	Wisconsin GO	5.000%	11/1/27	130	138
	Wisconsin GO	5.000%	5/1/28	305	306
[2]	Wisconsin GO	5.000%	5/1/28	280	299
	Wisconsin GO	5.000%	11/1/28	115	122
	Wisconsin GO	5.000%	11/1/28	225	239
	Wisconsin GO	5.000%	11/1/29	105	111
	Wisconsin GO	5.000%	11/1/29	140	148
	Wisconsin GO	5.000%	5/1/30	180	203
	Wisconsin GO	5.000%	5/1/30	260	293
	Wisconsin GO	5.000%	11/1/31	280	296
					8,157
Total Tax-Exempt Municipal Bonds (Cost $491,326)					496,098
				Shares
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[10]	Vanguard Municipal Low Duration Fund (Cost $5,315)	3.163%		531,513	5,315
Total Investments (100.0%) (Cost $496,641)					501,413
Other Assets and Liabilities—Net (0.0%)					(35)
Net Assets (100%)					501,378
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.

Vanguard® Short-Term Tax-Exempt Bond ETF
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	496,098	—	496,098
Temporary Cash Investments	5,315	—	—	5,315
Total	5,315	496,098	—	501,413